Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits	Accumulated other comprehensive losses	Treasury shares, at cost	Total Highway Holdings Limited's Shareholder's equity	Non-controlling interests	Total
Balance at Mar. 31, 2016	$ 38	$ 11,370	$ 512	$ (34)	$ (14)	$ 11,872	$ 62	$ 11,934
Balance, shares at Mar. 31, 2016	3,802
Net income (loss)			527			527	(2)	525
Cash dividends			(1,026)			(1,026)		(1,026)
Acquisition of additional interests in subsidiaries							(21)	(21)
Translation adjustments				(102)		(102)		(102)
Balance at Mar. 31, 2017	$ 38	11,370	13	(136)	(14)	11,271	39	11,310
Balance, shares at Mar. 31, 2017	3,802
Net income (loss)			1,550			1,550	10	1,560
Cash dividends			(1,216)			(1,216)		(1,216)
Translation adjustments				136		136		136
Balance at Mar. 31, 2018	$ 38	11,370	347		(14)	11,741	49	11,790
Balance, shares at Mar. 31, 2018	3,802
Net income (loss)			(630)			(630)	(38)	(668)
Cash dividends			(950)			(950)		(950)
Translation adjustments				(35)		(35)		(35)
Balance at Mar. 31, 2019	$ 38	$ 11,370	$ (1,233)	$ (35)	$ (14)	$ 10,126	$ 11	$ 10,137
Balance, shares at Mar. 31, 2019	3,802